RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

18 RELATED PARTY TRANSACTIONS

18.1 Transactions with related parties

In addition to those related party transactions and balances disclosed elsewhere in the consolidated financial statements, the Group had the following transactions with its related parties during the reporting period:

		Year ended	Year ended	Year ended
	Notes	March 31, 2026	March 31, 2025	March 31, 2024
		USD	USD	USD
Subscription fee income	(a)	31,255	42,680	71,333
Consultancy fee	(b)	300,000	260,417	250,000
Write-off of due from related company	(c)	-	-	81,347
Share-based payments expenses on anti-dilution issuance of Preferred Shares	(d)	-	369,648	-
Finance charges on:
Loan from a related company	(e)	-	24,548	80,219
Loans from immediate holding company	(f)	-	129,423	187,584
Convertible loan notes	(g)	-	238,960	266,520

(a)	During the year ended March 31, 2026, the Group entered into sales agreements with certain shareholders amounting to $31,255 in revenue generated (2025: $42,680; 2024: $71,333).

(b)	During the year ended March 31, 2026, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $300,000 (2025: $260,417; 2024: $250,000).

(c)	During the year ended March 31, 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2026 and 2025: $Nil).

(d)	In connection with the issuance 151 preferred shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended March 31, 2025 (2026 and 2024: $Nil).

(e)

The Group had a loan from a related company, Diginex (Holdings) Limited, with a principal of $1,000,000. The loan bore an 8% annual interest charge and interest of $24,548 was accrued during the year ended March 31, 2025 (2026: $Nil; 2024: $80,219).

Upon the Recapitalization in July 2024, the loan was converted into convertible loan notes. The convertible loan notes were converted into Ordinary Shares on December 20, 2024.

(f)

The Group had loans outstanding from the immediate holding company, Rhino Ventures. The loans bore an 8% annual interest charge and interest of $129,423 was accrued during the year ended March 31, 2025 (2026: $Nil; 2024: $187,584).

On January 21, 2025, pursuant to a triparty loan agreements entered into between the Company, DSL, and Rhino Ventures dated September 30, 2024, the loans were fully settled through the capitalization by issuing Ordinary Shares and cash settlement. At March 31, 2025 and 2026, there was no balance outstanding, and no interest was accrued for each of the years ended March 31, 2025 and 2026 accordingly.

(g)

The Group issued 8% convertible loan notes to the shareholders of the Company. Interest of $238,960 was accrued during the year ended March 31, 2025 (2026: $Nil; 2024: $266,520).

On December 20, 2024, all the outstanding convertible loan notes were converted into Ordinary Shares. No convertible loan notes were outstanding as of March 31, 2025 and 2026 and no interest was accrued for the year ended March 31, 2026.

18.2 Due to related companies

As of March 31, 2025, the amount due to a related company, Compass Limited, of $34,579 related to the deposit for the office lease in Monaco. Compass Limited is a company controlled by Rhino Ventures. The balance was repaid during the year and there was no outstanding balance as of March 31, 2026.

All amounts were unsecured, interest-free and repayable on demand.

18.3 Key management compensation

	Year ended	Year ended	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024
	USD	USD	USD
Basic salaries, allowances and all benefits-in-kind	2,177,385	1,616,693	1,514,495
Pension costs - defined contribution plans	14,913	6,924	7,308
Share-based payments	3,220,923	782,338	1,324,067
	5,413,221	2,405,955	2,845,870

Senior representatives are considered as key management personnel of the Group.

18.4 Amounts due to key management

At March 31, 2026, expense reimbursement of $56,391 were outstanding to key management personnel (2025: 68,724) and were included in accruals.

18.5 Warrants

On May 27, 2024, Rhino Ventures was issued with Founder Warrants in DSL in connection with the $8 million Capital Raise. Following the Group restructure, there were 4,170,520 warrants issued and outstanding and exercisable for a period of three years from the date they were issued and are exercisable at a price of US$6.13 per warrant. The warrants, if fully exercised, will result in the issuance of shares equal to 51% of the Company’s outstanding Ordinary Shares at the time the warrants are exercised. This amount will be prorated in the event of partial exercise of the warrants. See note 22.2 for details.

On January 23, 2025, the Company issued Rhino Ventures the IPO Warrants in connection with the IPO.

Tranche 1 of IPO Warrants, with an exercise price of $5.13 per share to purchase 2,250,000 Ordinary Shares, and tranche 2 of IPO Warrants, with an exercise price of $0.77 per share to purchase 18,000,000 Ordinary Shares, were exercised on July 22, 2025 and October 22, 2025 respectively generating $11,542,500 and $13,837,500 respectively.

On March 20, 2026, the Company extended the maturity dates of the outstanding Founder Warrants and IPO Warrants (i.e. tranches 4, 5 and 6) by two years and Founder Warrants were modified. No other terms, including exercise prices, settlement mechanisms, or the number of issuable shares, of IPO Warrants were altered.

See notes 20 and 22.2 for details.

18.6 Convertible Loan Notes

The Company issued $4,350,000 convertible loan notes with an 8% coupon, of which all were held by related parties due to their shareholding in the Company. Rhino Ventures held $517,535, HBM IV, Inc. held $2,000,000 and Nalimz Holdings Limited held $1,000,000, Working Capital Innovation Fund II held $582,465 and Hafnia Pte Ltd held $250,000.

On December 20, 2024, following the Company’s registration statement being declared effective by the SEC, all the outstanding convertible loan notes with an aggregate face value of $4,350,000 and accrued interest of $751,781, totaling $5,101,781, were converted into Ordinary Shares at a conversion price of $2.17 resulting in the issuance of 2,347,134 Ordinary Shares. Subsequent to the conversion, there were no convertible loan notes outstanding.